UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                ------------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-06505
                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner New York, New York   08/12/11
-----------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        80
                                               -------------

Form 13F Information Table Value Total:        $93,900
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.        Form 13F File Number                   Name
   ---       -----------                 ----------------------------
    1         28-7384                       Nathaniel Bohrer
   ---       -----------                 ----------------------------
    2         28-7750                       Marjorie Gochberg Kellner
   ---       -----------                 ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                                                                                                                Voting Authority
                                                             Value   Shares/   Sh/  Put/   Invstmt   Other
Security                       Title of class     CUSIP    (x$1000)  Prn Amt   Prn  Call   Dscretn  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
99 Cents Only Stores                COM         65440K106   1,113     55,000   SH           Other    1 2 3           55,000
Air Products & Chems                COM         009158106    382       4,000   SH           Other    1 2 3            4,000
Barnes & Noble Inc.                 COM         067774109    870      52,500   SH           Other    1 2 3           52,500
Bed Bath & Beyond                   COM         075896100    292       5,000   SH           Other    1 2 3            5,000
Big Lots Inc                        COM         089302103    332      10,000   SH           Other    1 2 3           10,000
BJS Wholesale Club                  COM         05548J106    806      16,000   SH           Other    1 2 3           16,000
BJS Wholesale Club                  PUT         05548J956    504      10,000   SH   PUT     Other    1 2 3           10,000
Brocade Communications            COM NEW       111621306     81      12,500   SH           Other    1 2 3           12,500
Bucyrus Intl Inc                    COM         118759109   7,333     80,000   SH           Other    1 2 3           80,000
California Pizza Kitchen            COM         13054D109    185      10,000   SH           Other    1 2 3           10,000
CenturyLink Inc                     COM         156700106    507      12,540   SH           Other    1 2 3           12,540
Cephalon Inc                        COM         156708109   4,315     54,000   SH           Other    1 2 3           54,000
Chico's Fas                         COM         168615102   1,523    100,000   SH           Other    1 2 3          100,000
Chipotle Mexican Grille             COM         169656105   1,849      6,000   SH           Other    1 2 3            6,000
Coach Inc                           COM         189754104   2,877     45,000   SH           Other    1 2 3           45,000
Collective Brands                   COM         19421W100   1,469    100,000   SH           Other    1 2 3          100,000
Columbia Labs Inc                   COM         197779101    275      88,900   SH           Other    1 2 3           88,900
Dicks Sporting Goods                COM         253393102    385      10,000   SH           Other    1 2 3           10,000
Dollar Thrifty Auto                 COM         256743105   4,579     62,100   SH           Other    1 2 3           62,100
DPL Inc                             COM         233293109    603      20,000   SH           Other    1 2 3           20,000
EMS Technologies                    COM         26873N108   1,484     45,000   SH           Other    1 2 3           45,000
Exco Resources Inc                  COM         269279402   1,809    102,500   SH           Other    1 2 3          102,500
Exco Resources Inc                  PUT         269279952    706      40,000   SH   PUT     Other    1 2 3           40,000
Foot Locker Inc                     COM         344849104   1,423     59,900   SH           Other    1 2 3           59,900
Fundtech Ltd                        ORD         M47095100    927      46,430   SH           Other    1 2 3           46,430
Genesco Inc                         COM         371532102   1,149     22,062   SH           Other    1 2 3           22,062
Gen-Probe Inc                       COM         36866T103    284       4,100   SH           Other    1 2 3            4,100
Gen-Probe Inc                       CALL        36866T903    346       5,000   SH   CALL    Other    1 2 3            5,000
Graham Packaging                    COM         384701108   3,960    157,000   SH           Other    1 2 3          157,000
Harbin Electric                     CALL        384701908    227      15,000   SH   CALL    Other    1 2 3           15,000
Harvest Natural Resources           COM         41754v103    246      22,300   SH           Other    1 2 3           22,300
Hertz Global Holdings               COM         42805T105    251      15,800   SH           Other    1 2 3           15,800
Hertz Global Holdings               PUT         42805T955    635      40,000   SH   PUT     Other    1 2 3           40,000
Hypercom Corp                       COM         44913M105     98      10,000   SH           Other    1 2 3           10,000
JC Penney                           COM         708160106    691      20,000   SH           Other    1 2 3           20,000
Krispy Kreme Doughnuts              COM         501014104    999     105,000   SH           Other    1 2 3          105,000
L-1 Identity Solutions              COM         50212a106    118      10,000   SH           Other    1 2 3           10,000
Local.com Corp                      CALL        53954R905    167      50,000   SH   CALL    Other    1 2 3           50,000
Loopnet Inc                         COM         543524300    368      20,000   SH           Other    1 2 3           20,000
Lubrizol Corp                       COM         549271104   6,042     45,000   SH           Other    1 2 3           45,000
Mediamind Technologies              COM         58449C100   1,097     50,000   SH           Other    1 2 3           50,000
Mens Warehouse Inc                  COM         587118100    506      15,000   SH           Other    1 2 3           15,000
National Semiconductor              COM         637640103   3,507    142,500   SH           Other    1 2 3          142,500
Nationwide Helath Properties        COM         638620104    414      10,000   SH           Other    1 2 3           10,000
Netapp Inc                          COM         64110D104    317       6,000   SH           Other    1 2 3            6,000
New Gold Inc                        COM         644535106    103      10,000   SH           Other    1 2 3           10,000
Nike Inc - CL B                     CL B        654106103    900      10,000   SH           Other    1 2 3           10,000
OSI Systems                         COM         671044105    645      15,000   SH           Other    1 2 3           15,000
Pantry Inc                          COM         698657103    282      15,000   SH           Other    1 2 3           15,000
Perkinelmer                         COM         714046109    242       9,000   SH           Other    1 2 3            9,000
Pool Corp                           COM         73278L105   1,118     37,500   SH           Other    1 2 3           37,500
Pulse Electronics Corp              COM         74586W106     44      10,000   SH           Other    1 2 3           10,000
Ralcorp                             COM         751028101    519       6,000   SH           Other    1 2 3            6,000
Ralcorp                             PUT         751028951   2,303     26,600   SH   PUT     Other    1 2 3           26,600
SPDR S&P 500 ETF TR               TR UNIT       78462F103    528       4,000   SH           Other    1 2 3            4,000
Sanofi Aventis CVR            RIGHT 12/31/2020  80105n113    167      69,169   SH           Other    1 2 3           69,169
Savvis Inc                        COM NEW       805423308   3,162     80,000   SH           Other    1 2 3           80,000
Servicesource Int'l                 COM         81763u100    222      10,000   SH           Other    1 2 3           10,000
Silicon Graphics                    COM         82706L108    172      10,000   SH           Other    1 2 3           10,000
Skilled Healthcare Group            CL A        83066r107    222      23,500   SH           Other    1 2 3           23,500
Smart Modular Tech                ORD SHS       G82245104    275      30,000   SH           Other    1 2 3           30,000
Southern Union Co                   COM         844030106   4,417    110,000   SH           Other    1 2 3          110,000
Southern Union Co                   CALL        844030906    402      10,000   SH   CALL    Other    1 2 3           10,000
Sprint Nextel Corp               COM SER 1      852061100     67      12,400   SH           Other    1 2 3           12,400
Starbucks Corp                      COM         855244109   3,159     80,000   SH           Other    1 2 3           80,000
Synergetics USA Inc                 COM         87160G107    386      70,000   SH           Other    1 2 3           70,000
Telvent Git SA                      SHS         E90215109   1,791     45,000   SH           Other    1 2 3           45,000
Temple Inland Inc                   COM         879868107   1,784     60,000   SH           Other    1 2 3           60,000
Temple Inland Inc                   CALL        879868907    892      30,000   SH   CALL    Other    1 2 3           30,000
Tenet Healthcare Corp               COM         88033g100    120      19,241   SH           Other    1 2 3           19,241
Timberland Co Class A               CL A        887100105   1,934     45,000   SH           Other    1 2 3           45,000
Travel Zoo Inc                      COM         89421q106    323       5,000   SH           Other    1 2 3            5,000
Tupperware Corp                     COM         899896104   2,024     30,000   SH           Other    1 2 3           30,000
Valuevision Media Inc               CL A        92047k107   1,377    180,000   SH           Other    1 2 3          180,000
Varian Semiconductor                COM         922207105   2,304     37,500   SH           Other    1 2 3           37,500
Varian Semiconductor                PUT         922207955   1,229     20,000   SH   PUT     Other    1 2 3           20,000
Verigy LTD                          SHS         y93691106    746      49,800   SH           Other    1 2 3           49,800
Wendy's/Arby's Group Inc - A        CL A        95058w100    254      50,000   SH           Other    1 2 3           50,000
Wolverine World Wide                COM         978097103   1,232     29,500   SH           Other    1 2 3           29,500
Zoran Corp                          COM         98975F101    504      60,000   SH           Other    1 2 3           60,000